ETF | Vanguard Emerging Markets Government Bond Index Fund
ETF Summary
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of U.S. dollar-denominated bonds issued by governments and government-related issuers in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	ETF Vanguard Emerging Markets Government Bond Index Fund ETF Shares USD ($) [1]
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none
Transaction Fee on Conversion to ETF Shares	none
[1]	None through Vanguard (Broker fees vary)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ETF Vanguard Emerging Markets Government Bond Index Fund ETF Shares
Management Fees	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.32%

Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
ETF | Vanguard Emerging Markets Government Bond Index Fund | ETF Shares | USD ($)	33	103	180	406

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays USD Emerging Markets Government RIC Capped Index. This Index includes U.S. dollar-denominated bonds that have maturities longer than one year and that were issued by emerging market governments and government-related issuers. The Index is capped, which means that its exposure to any particular bond issuer is limited to a maximum of 20% and its aggregate exposure to issuers that individually constitute 5% or more of the Index is limited to 48%. If the Index, as constituted based on market weights, exceeds the 20% or 48% limits, the excess is reallocated to bonds of other issuers represented in the Index.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and under normal circumstances at least 80% of the Fund’s assets will be invested in bonds included in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 10 and 15 years, and as of October 31, 2017, was 10.1 years.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, and government-owned corporations. Because the Fund may invest a large portion of its assets in bonds of issuers located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

• Emerging markets risk, which is the chance that the bonds of governments, government agencies, and government-owned corporations located in emerging market countries will be substantially more volatile, and substantially less liquid, than the bonds of governments, government agencies, and government-owned corporations located in more developed foreign markets because, among other factors, emerging market countries can have greater custodial and operational risks; less developed legal, tax, regulatory, and accounting systems; and greater political, social, and economic instability than developed markets. Emerging markets risk is high for the Fund.

• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few issuers or even a single issuer. The Fund is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be high for the Fund because it invests a large portion of its assets in bonds rated below investment-grade (also known as high-yield or junk bonds).

• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk should be moderate for the Fund, so investors should expect the Fund’s monthly income to fluctuate accordingly.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund is expected to be low.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate. Call risk should be low for the Fund.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

• The Fund's ETF Shares are listed for trading on Nasdaq and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

• Although the Fund’s ETF Shares are listed for trading on Nasdaq, it is possible that an active trading market may not be maintained.

• Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from Nasdaq without first being listed on another exchange or (2) Nasdaq officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

A Note on Risk: Many investors invest in bonds and bond funds in an attempt to lower the overall risk of their portfolios. This strategy makes sense when the bonds owned are U.S. bonds because U.S. bond returns typically are not highly correlated with, and are far less volatile than, stock returns. The strategy is less likely to be effective, however, when the bonds owned are emerging market bonds. Returns of emerging market bonds, even dollar-denominated bonds like those owned by the Fund, can be quite volatile and tend to correlate more closely with U.S. and foreign stock returns than with U.S. bond returns. Consequently, if your goal is to lower risk and volatility, this Fund may not be an appropriate investment.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund‘s target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Emerging Markets Government Bond Index Fund ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.98% (quarter ended June 30, 2016), and the lowest return for a quarter was –3.36% (quarter ended December 31, 2016).
Average Annual Total Returns for Periods Ended December 31, 2017
Average Annual Total Returns - ETF - Vanguard Emerging Markets Government Bond Index Fund	1 Year	Since Inception	Inception Date
ETF Shares | Based on NAV	8.44%	4.71%	May 31, 2013
ETF Shares | Based on NAV Return After Taxes on Distributions	6.29%	2.67%	May 31, 2013
ETF Shares | Based on NAV Return After Taxes on Distributions and Sale of Fund Shares	4.75%	2.64%	May 31, 2013
ETF Shares | Based on Market Price	8.44%	4.86%	May 31, 2013
Bloomberg Barclays USD Emerging Markets Government RIC Capped Index (reflects no deduction for fees, expenses, or taxes)	8.46%	4.81%	May 31, 2013

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.